Warrant Liability - Summary of Warrants Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019
Disclosure of Warrants Liabilities [Abstract]
Balance, December 31, 2020	$ 0
Warrants issued as part of the convertible promissory note	2,946,066
Impact of warrants exercised during the year	(385,190)	$ 4,418,377
Change in fair value	(384,190)
Balance, December 31, 2021	$ 2,176,686